Group Organization and Basis of Presentation of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2022
Disclosure Of Group Organization and Basis of Presentation of Consolidated Financial Statements [Abstract]
GROUP ORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
2.	GROUP ORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS

Effective December 13, 2021, the Company reorganized its corporate subsidiary structure in the PRC under Flower Crown Holding. As a result of the Flower Crown Holding’s China subsidiaries restructuring, the Company no longer operated those entities through a VIE structure and became the indirect sole shareholder of JX Hainan Digital and Beijing Heyang.

The Group structure as at the reporting date is as follows: